Offerings - Offering: 1	Feb. 28, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	5.050% Secured Medium-Term Notes, Series Q, due March 1, 2035
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 400,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 61,240
Offering Note
(1)
Calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933 and relates to the Registration Statement on
Form S-3
(No. 333-275512)
filed by Public Service Electric and Gas Company on November 13, 2023.